Significant subsequent events	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Significant subsequent events
34. Significant subsequent events
Repurchase of shares -
At the Meeting of the Board of Directors held on May 8, 2024, TMC resolved to repurchase its common shares pursuant to Article 156 of the Companies Act of Japan (the “Companies Act”) as applied to Article 165, Paragraph 3 of the Companies Act, as set forth below.
Reason for repurchasing shares
TMC will flexibly repurchase its common stock while considering factors such as the price level of its common stock. In addition, TMC will use such means to respond to requests for the sale of its own shares as needed in the future.
Details of matters relating to repurchase

Class of stock to be repurchased	Common stock of TMC
Number of shares to be repurchased	410,000,000 shares (maximum)
Total purchase price for repurchase of shares	¥1,000,000 million (maximum)
Period of repurchase	From May 9, 2024 to April 30, 2025
Retirement of treasury stock -
At the Meeting of the Board of Directors held on May 8, 2024, TMC resolved to retire its treasury stock pursuant to Article 178 of the Companies Act. TMC has completed the retirement of treasury stock on May 9, 2024.
Reason for retiring treasury stock
To relieve concerns regarding the dilution of TMC’s share value due to disposition of treasury stock in the future.

Details of matters relating to retirement

Class of stock retired	Common stock of TMC
Number of shares retired	520,000,000 shares
Date of retirement	May 9, 2024